Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	29537-0001 / D/CZM/886262.1

September 22, 2006

VIA COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

USA

Attention:	Edward M. Kelly, Esq.

Senior Counsel

Dear Sirs/Mesdames:

Re: Lions Gate Lighting Corp. Registration Statement on Form SB-2 Filed on July 12, 2006 File No. 333-135717

                              Thank you for your letter of August 2, 2006 with respect to the Registration Statement on Form SB-2 filed by Lions Gate Lighting Corp. (the “Company”) on July 12, 2006.

We enclose three blacklined copies of Amendment No. 1 of the Form SB-2 (the “Form SB-2/A”). Page references used in this letter relate to the enclosed blacklined versions of the Form SB-2/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter of August 2, 2006.

1.            Please provide updated financial statements and related disclosures, as necessary, to comply with Item 310(g) of Regulation S-B.

As requested, the Form SB-2/A has been updated with interim financial statements for the three months ended May 31, 2006 in accordance with Item 310(g) of Regulation S-B.

2.            Please provide updated consents from your independent accountants in each amendment to your registration statement.

The Form SB-2/A includes an updated consent letter as exhibit 23.1 from the independent accountant dated as of the filing date of the Form SB-2/A.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Prospectus Summary, page 5

3.            Make it clear at the outset that Lions Gate Lighting is a non-exclusive distributor of lighting and signage products manufactured by Sunway Lighting Technology Co., Ltd. in the People’s Republic of China. We note the disclosures in the risk factors and business sections.

The Company has revised the Form SB-2/A on pages 5, 22, 23, 25 and 27 to reflect that the Company is a non-exclusive distributor of products from Sunway Lighting Technology Co., Ltd. (“Sunway Lighting”).

4.            Clarify that Lions Gate Lighting focuses primarily on the market for lighting and signage products in British Columbia while maintaining a presence on the Internet with its website. We note the disclosure on page 22.

The Company has revised page 5 of the Form SB-2/A to clarify that it focuses primarily on the British Columbia market while maintaining a website presence to access the North American market.

5.            Information about Lions Gate Lighting’s subsidiary, LG Lighting Corp., included in the first paragraph is repeated in the second paragraph under “Our Business.” Please revise.

As requested, the reference to LG Lighting Corp.’s address and incorporation date in the second paragraph under the heading “Prospectus Summary” has been deleted.

Risk Factors, page 6

6.            Include in the each risk factor’s discussion information necessary to assess the risk, including its magnitude. For example:

•

The fourth risk factor states that Lions Gate Lighting must subsidize sample orders. If possible, quantify the amount of sample orders subsidized by Lions Gate Lighting during the periods presented in the financial statements.

The Company has estimated that the cost to the Company of subsidizing the sample orders was $765 during the period from inception to February 28, 2006 and $1,170 during the three months ended May 31, 2006. Such information is set out on page 8 of the Form SB-2/A.

•

The seventh risk factor addresses the risks involved with potential uncertainties relating to informal, verbal agreements with two consultants. It further states that you intend to enter into more informal, verbal agreements in the future. Please explain why Lions Gate Lighting does not intend to formalize the verbal agreements to writing. Please also identify the consultants and describe their relationship to Lions Gate Lighting. We note the disclosures in the plan of operation and certain relationships and related transactions section.

The Company has revised the risk factor on page 9 of the Form SB-2/A to disclose the identity of the consultants and their relationship to the Company and the terms of their oral agreements with the company. The Company has also attached written descriptions of the oral agreements as exhibits to the Form SB-2/A.

•

The eleventh risk factor states that the establishment and maintenance of wholesale and distribution relations will be essential to the success of Lions Gate Lighting's business. Clarify what wholesale and distribution relations, if any, that Lions Gate Lighting has established as of

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the date of the prospectus and whether Lions Gate Lighting is substantially dependent on any of the wholesale and distribution relationships. If Lions Gate Lighting is substantially dependent on any of the wholesale and distribution relationships, disclose whether Lions Gate Lighting has entered into agreements with those wholesalers and distributors. Advise what consideration Lions Gate Lighting has given to the filing of any agreements with wholesalers and distributors as exhibits to the registration statement. See Item 601(b)(10) of Regulation S-B.

The Company has inserted an additional risk factor on the same topic and revised the former eleventh risk factor. The relevant disclosure now reads as follows, beginning on page 6 of the Form SB-2/A:

•	The establishment and maintenance of wholesale and distributor relations in the lighting and/or signage business will be essential to the success of the business.

We offer lighting and signage products to distributors and wholesalers through our marketing efforts, both on and off the internet. As of September 5, 2006, we have not entered into any distribution or wholesale agreements but we have sold products to three customers on a reoccurring basis. Since we expect that in the future, substantially all of our revenues will be generated from product sales through distributors and/or wholesalers, it is vital that we have a flexible relationship with potential distributors and wholesalers in the industry. We believe that establishing and maintaining professional working relationships that are flexible for both parties will help increase the awareness of our lighting and signage products. Promotion of our products will depend largely on our success in managing samples and systems that best support our future distributors and wholesalers. In order to attract and retain wholesalers of our products and to promote and maintain our relationships in response to competitive pressures, we may increase our financial commitment to expanding and developing our business systems. If we are unable to provide high quality, competitively priced lighting products, or otherwise fail to establish and maintain our industry relationships, incur excessive expenses in an attempt to improve, or promote and maintain our systems, we will not achieve profitable operations and you may lose some or all of your investment in our common stock.

•

Although we anticipate that the majority of our business in the future will be based upon agreements with distributors and wholesalers, all of our revenues that we have generated to date has been with three retail customers, and the loss of such customers at our early stage of operations could significantly reduce our revenues that we generate in the near future.

To date, our revenues have been generated from three categories of customers: retail customers (11 customers), potential distributor/wholesalers (19 customers) and repeat order distributor/wholesalers (3 customers.) During our fiscal year ended February 28, 2006, we sold 3%, 19% and 78% respectively to the three categories and 0%, 1% and 99% to the three categories respectively during the three months ended May 31, 2006. The repeat customers consist of Infinite Lighting Inc., Ancient Mariner Industries Ltd. and Smakk Outdoors (a proprietorship.) During our fiscal year ended February 28, 2006, we sold 44%, 28% and 6% respectively to the three customers and 99%, 0% and 0% respectively during the three months ended May 31, 2006. The loss of any of our customers or their default in payment could significantly reduce our net sales and harm our operating results. Our customer relationships have been developed over a relatively short period of time and we cannot guarantee that we will have good relations with our customers in the future.

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Transfer Agent and Registrar, page 17

7.            Disclosure states that Lions Gate Lighting intends to appoint a stock transfer agent before the prospectus' effectiveness. Identify the stock transfer agent.

The Company has appointed a transfer agent and has disclosed such appointment on page 18 of the Form SB-2/A.

Directors, Executive Officers, Promoters and Control Persons, page 17

8.            In the biographical paragraph of Mr. Robert Fraser, describe briefly his business experience during the past five years. See Item 401(a)(4) of Regulation S-B.

Page 18 of the Form SB-2/A has been updated to include the business experience of Mr. Fraser for the past five years.

Experts, page 21

9.            Include the name and address of counsel giving the legal opinion. See Schedule A(23) to the Securities Act.

Page 21 of the Form SB-2/A has been revised to include the name and address of legal counsel giving the legal opinion.

Description of Property, page 21

10.          Identify the director providing executive and head office to Lions Gate Lighting at no cost. Disclose whether Lions Gate Lighting expects the director to charge rent for the space in the future.

The Company has revised page 22 of the Form SB-2/A to disclose the identity of the director who provides the office premises to the Company at no cost and whether the Company expects to charge rent for the space in the future.

Description of Business, page 22

11.          Disclosure in the fourth paragraph under "Current Business" states that "LED Lighting products have a life span that is up to ten times that of fluorescent signs and up to thirty times that of neon and halogen signs of similar design." For factual information such as this statement relating to Lions Gate Lighting's business, indicate whether the source of the information is management's belief, industry data, scientific reports, general articles, or another source. If the information is based upon management's belief, so indicate and provide an explanation for the belief's basis. If the information is based upon other sources, provide us copies of those sources. Also tell us whether the information represents the most recently available data.

Page 23 of the Form SB-2/A has been revised to disclose the source of the factual information regarding the life span of LED lighting products.

12.          Disclosure under "Growth Strategy" states that Lions Gate Lighting plans": (i) to increase its product offerings and marketing efforts for each products; and (ii) to diversify and offer new, innovative, and energy efficient products. Indicate Lions Gate Lighting's schedule and known or estimated costs for executing its plans.

The Company has revised page 26 of the Form SB-2/A to disclose that the Company

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plans to increase its product offerings and marketing efforts by offering LED color changing bulbs and LED traffic lights. The Company anticipates that it would require approximately $1,000 for samples and $2,000 for marketing in regards to the LED color changing bulbs and approximately $1,000 for samples and $5,000 for marketing in regards to the LED traffic lights. The higher marketing costs in regards to the LED traffic lights address the fact that the Company believes it would take a longer time to establish a market. The Company anticipates that it will be able to commence sampling of the LED color changing bulbs in early October 2006 and intends to actively market the products through the Company’s website during the fall and winter of 2006.

Plan of Operations, page 26

13.          You state that during the first two years of your agreement with Sunway you must purchase 10,000 units of product or Sunway can terminate the agreement at its discretion. Since you only purchased 3,544 units at almost 13 months into the contract, please discuss whether you anticipate that you will meet the 10,000 unit minimum and the steps that you will take to do so.

The Company has sold 2,990 units as of September 5, 2006. The Company believes that the 10,000 units may be reached with the Company’s current marketing plan. If the Company fails to achieve the purchase requirement, the Company intends to negotiate with Sunway Lighting to reduce the purchase requirement or extend the period of time that the Company is required to achieve the purchase requirement. The Company has revised pages 27 of the Form SB-2/A to disclose such information.

14.          Disclosure states that sales and marketing costs were $22,540 for the period ending February 27, 2006 and that Lions Gate Lighting expects this to increase over the next 12 month period. Please reconcile this with disclosure on page 27 that you expect to spend between $10,000 and $20,000 in the next 12 months or marketing.

The Company has revised the anticipated marketing cost disclosure on page 27 of the Form SB-2/A to state that the Company expects such costs to decrease to between $10,000 and $20,000 in the next 12 month period.

Liquidity and Capital Resources, page 27

15.          We note your analysis of cash flows on page 28. Please reconcile the amount that you are disclosing for cash flows from investing activities to your statement of cash flows on page 41.

The Company has revised the amount of cash provided from investing activities on page 29 of the Form SB-2/A.

Revenue Processing, page 29

16.          Disclosure in this section says that your sales are processed by cheque or PayPal which facilitates electronic payment over the Internet. However, on page 24, in the business section, you say that you have reformatted your website so that it only provides information about your products and does not give the option of online payment. Please reconcile the disclosures.

PayPal is conducted over the internet but is not facilitated through the Company’s website. Payments using PayPal are used to receive payments, similar to conducting payment transactions with a credit card such as Visa. PayPal electronic receipts are transfers from the customer’s bank or credit card into the Company’s PayPal account. The Company then has access to those funds to either transfer it to the Company’s bank account or to another party’s PayPal account.

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Reports to Security Holders, page 34

17.          Disclosure states that Lions Gate Lighting is required to file annual, quarterly, and current reports, proxy statements, and other information with the Commission. Clarify here and in the where you can find more information section that Lions Gate Lighting is not required to make the filings before its registration statement becomes effective.

The Company has revised page 35 of the Form SB-2/A to clarify that the requirement to file documents in accordance with the United States Securities Exchange Act of 1934 will by required upon the effective date of the registration statement.

Note 4 - Capital Stock, page 44

18.          We note from your disclosures here and on page 28 that you sold stock to your directors at a significantly lower price than was used in your May and June 2005 private placement. Given that the sale of stock to your directors and the sale of stock in your private placement occurred within a few weeks of each other, it is unclear to us why the stock prices were different. Please advise. Given that you appear to have sold stock to your directors at a price below the fair market value of your stock, as evidenced by your private placement, please provide us with an analysis of whether this lower price represents compensation to your directors.

The Company issued stock at $0.001 per share to the three directors as the founding shareholders on May 2, 2005. Following the issuance of the stock, the Company entered into a distribution agreement with Sunway Lighting on May 5, 2005, incorporated its wholly-owned subsidiary on May 11, 2005 and commenced the business of distributing lighting and signage products. Following the commencement of the Company’s business, the Company issued stock to the 30 selling stockholders identified in the Form SB-2/A at an issue price of $0.01 per share between May 15, 2005 and June 30, 2005. At the time of issuance to the 30 selling stockholders, the Company was a private company and there was no established market for its shares. The Company did not issue stock to the directors at a price below the fair market value of the stock. The difference in the price of stock reflects the increased value of the stock that resulted from the commencement of the Company’s business which occurred after the issuance of stock to the Company’s directors and prior to the issuance of stock to the 30 selling stockholders.

Note 5 – Related Party Transactions, page 45

19.          We read that the loans from your directors do not bear interest and we note from your statement of operations that you have not recorded any interest expense related to these loans. Please tell us how you determined that you did not need to impute interest on these loans. Refer to APB-21.

We did not impute interest on the related party loans because of the amount of the imputed interest of $110, charged at 10% for the term of the loans, being less than materiality. The loans were advanced from December 2005 to February 2006. The auditor used materiality of $2,215 during the audit.

After considering whether to amend the financial statements to include the $110, we determined, in the light of surrounding circumstances, the magnitude of the item was not such that it was probable that the judgment of a reasonable person relying upon the report would have been changed or influenced by the inclusion or correction of the item. We further determined that not imputing the interest did not in any way materially misstate the financial statements taken as a whole.

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Note 7 – Commitment, page 45

20.          We note the description of your distributor agreement with Sunway Lighting. Please revise your footnote also to disclose, if true, that this agreement requires you to order and maintain minimum stock levels that are necessary to support distribution efforts, as determined by Sunway Lighting, even after you have met your 10,000 unit minimum purchase requirements. Refer to page 23.

The Company has revised Note 7 to disclose that the agreement requires us to order and maintain stock levels that are necessary to support distribution efforts, as determined by Sunway, after the 10,000 unit minimum purchase requirement has been met.

Exhibit Index

21.          Include an exhibit index immediately before the exhibits filed with the registration statement. See Rule 102(d) of Regulation S-T. This exhibit index and Item 27 of Form SB-2 are not synonymous.

The Company has included an exhibit index immediately before the exhibits filed with the registration statement. See Rule 102(d) of Regulation S-T.

Exhibits

22.          Please file as exhibits written descriptions of the material terms of your verbal agreements. Refer to Interpretation I.85 in our July 1997 "Manual of Publicly Available Telephone Interpretations" that is available on the Commission's website at www.sec.gov.

The Company has provided written descriptions of the material terms of the two consulting agreements and filed such agreements as exhibits 10.4 and 10.5 to the Form SB-2/A.

Exhibit 5.1

23.          We note the statement that "We assume no obligation to revise or supplement this opinion letter should the laws of such jurisdiction be changed after the date hereof by legislative action, judicial decision or otherwise." Delete this language. Alternatively, file a new opinion immediately before the registration statement's effectiveness.

The Company has been informed by its legal counsel that they will issue a new opinion with each amendment to the Form SB-2/A.

24.          Counsel must consent also to being named in the registration statement. See Rule 436 of Regulation C under the Securities Act, and revise.

The Company has attached a consent from its legal counsel in regards to the use of the legal opinion in connection with the filing of the Form SB-2/A. The consent is attached to the Form SB-2/A as exhibit 23.2.

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Exhibit 10.3

25.          Absent an order granting confidential treatment, Item 601(b)(10) of Regulation S-B requires the filing of material contracts, including attachments, in their entirety. Attachments include, for example, annexes, appendices, exhibits and schedules. Since you did not file appendix A, refile the exhibit in its entirety.

As requested, the Company has refiled exhibit 10.3 in its entirety.

Exhibit 21

26.          You did not file the exhibit. Further, you must include the state or other jurisdiction of incorporation or organization of each subsidiary. See Item 601(b)(21) of Regulation S-B, and file exhibit.

The Company has filed exhibit 21 which sets out the wholly-owned subsidiary of the Company and its corporate jurisdiction.

Other

27.          We note the statement on the home page of your website, www.lglcorp.com, that "Lions Gate lighting corporation is a joint Canadian – Chinese venture." Notwithstanding the disclaimer that information contained in your website does not form part of the prospectus, tell us why the information on the website appears inconsistent with disclosures in the registration statement. More specifically, we note disclosure in section 9.1 of exhibit 10.3 states that "Nothing in this Agreement shall be deemed to create an agency, partnership or joint venture."

The Company has updated its website to remove the reference to the Company as engaging in a joint Canadian – Chinese venture. Instead, the Company has revised the disclosure on the website to describe the Company as the North American representative of a high tech lighting product developer.

28.          We note the statements on the home page of your website, www.lglcorp.com, that: (i) "We have over 25 years of experience in architectural and decorative lighting applications that use a variety of light sources to create illumination;" and (ii) "We have also been involved directly with the sign and advertising industry for more than 25 years." Notwithstanding the disclaimer that information contained in your website does not form part of the prospectus, tell us why the information on the website appears inconsistent with disclosures in the registration statement. More specifically, we note that Lions Gate Lighting did not begin operations until May 2005 and Lions Gate Lighting and Sunway Lighting did not enter into an agreement until may 2005.

The Company has updated its website to clarify that the 25 years experience is that of Sunway Lighting, not the Company.

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We look forward to any further comments you may have regarding this Form SB-2/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7730.

Yours truly,

CLARK WILSON LLP

Per: /s/ Lori McLellan, for:

Cam McTavish

CZM

Encl.

cc:	Lions Gate Lighting Corp.
Attention: Robert Fraser

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